Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest and similar income:
Loans and advances to customers	£ 5,230	£ 5,458		£ 5,494
Loans and advances to banks	137	202		164
Reverse repurchase agreements – non trading	244	124		20
Other	306	282		227
Total interest and similar income	5,917	6,066	[1]	5,905	[1]
Interest expense and similar charges:
Deposits by customers	(1,540)	(1,433)		(1,330)
Deposits by banks	(134)	(117)		(35)
Repurchase agreements – non trading	(126)	(42)		(5)
Debt securities in issue	(678)	(721)		(590)
Subordinated liabilities	(137)	(142)		(134)
Other	(10)	(8)		(8)
Total interest expense and similar charges	(2,625)	(2,463)	[1]	(2,102)	[1]
Net interest income	£ 3,292	£ 3,603	[1]	£ 3,803	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.